Financial Risk Management Objective and Policies (Tables)	12 Months Ended
Dec. 31, 2025
Financial Risk Management Objective and Policies [Abstract]
Schedule of Increased/(Decreased) Financial Instruments

A 5% strengthening / (weakening) of the following currency against USD currency at 31 December would have increased / (decreased) financial instruments by USD equivalent amounts shown below:

	Increase / decrease in USD rate to the	Effect on loss before tax
	Egyptian Pound	USD
2025	+ / - 5%	574,792
2024	+ / - 5%	351,844

Schedule of Undiscounted Financial Liabilities, Based on Contractual Payment Dates

The table below summarises the maturities of the Group’s undiscounted financial liabilities, based on contractual payment dates.

	Contractual cashflows	On demand	Less than 3 months	3 months to 1 year	1 to 5 years	Total
	USD	USD	USD	USD	USD	USD
December 31, 2025
Bank overdrafts	12,097	12,097	-	-	-	12,097
Lease liabilities	173,607	-	-	13,446	100,636	114,082
Trade and other payables	26,543,694	-	12,448,407	14,095,287	-	26,543,694
Amount due to related parties	50,596,800	50,596,800	-	-	-	50,596,800
Total	77,326,198	50,608,897	12,448,407	14,108,733	100,636	77,266,673

December 31, 2024
Bank overdrafts	9,929	9,929	-	-	-	9,929
Lease liabilities	330,847	-	-	25,695	213,218	238,913
Trade and other payables	25,136,329	-	11,950,981	13,185,348	-	25,136,329
Convertible note liability	12,047,667	-	-	-	12,047,667	12,047,667
Amount due to related parties	19,085,131	19,085,131	-	-	-	19,085,131
Total	56,436,296	19,095,060	11,950,981	13,211,043	12,260,885	56,517,969